ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	March 31,	September 30,
	2025	2024
		audited
Accounts receivable	$5,686,131	$6,078,115
Less: allowance for credit losses	(1,031,775)	(780,109)
Account receivable, net	$4,654,356	$5,298,006

	2024	2023
Accounts receivable	$6,078,115	$2,921,298
Less: allowance for doubtful credit loss	(780,109)	(634,166)
Account receivable, net	$5,298,006	$2,287,132

Schedule of allowance for credit loss accounts movement

	2025	2024
Beginning balance	$780,109	$634,166
Adoption ASU 2016-13	—	64,930
Reversal	—	(16,087)
Additions	273,849	-
Foreign currency translation adjustments	(22,183)	7,362
Ending balance	$1,031,775	$690,371

	2024	2023	2022
Beginning balance	$634,166	$694,257	736,725
Adoption ASU 2016-13	64,930	—	—
Reversal	—	(96,408)	—
Additions	52,645	52,323	29,128
Foreign currency translation adjustments	28,368	(16,006)	(71,596)
Ending balance	$780,109	$634,166	694,257